Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Detailed Information About Cash and Cash Equivalents

	12.31.2018	12.31.2017	12.31.2016
Cash and Banks	806,708,433	278,717,518	430,871,412
Short-term investments (Note 15)	2,095,150,895	4,415,951,166	1,049,224,436

Cash and cash equivalents	2,901,859,328	4,694,668,684	1,480,095,848